PILLSBURY WINTHROP SHAW PITTMAN LLP

2475 Hanover Street

Palo Alto, CA 94304

Tel: (650) 233-4500

Fax: (650) 233-4545

October 2, 2009

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Atheros Communications, Inc.

Registration Statement on Form S-4

Ladies and Gentlemen:

On behalf of Atheros Communications, Inc. (the “Registrant”), transmitted herewith for filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the “Act”), is one conformed copy of the Registrant’s Registration Statement on Form S-4, together with the exhibits thereto (except for exhibits that will be filed by amendment). Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by Registrant for five (5) years.

The filing fee of $9,086 has been calculated pursuant to Rule 457(c), Rule 457(f)(1) and Rule 457(f)(3) of the General Rules and Regulations under the Act and has been sent by wire transfer to the Commission’s account at the U.S. Bank of St. Louis, Missouri as required by Rule 13(c) of Regulation S-T. The wire was sent on Thursday, October 1, 2009.

The Registrant has authorized us to advise you that, as contemplated by Rule 461(a) under the Act, they may make oral requests for the acceleration of the Registration Statement’s effectiveness and that they are aware of their respective obligations under the Act.

Securities and Exchange Commission

October 2, 2009

Please direct any questions or information regarding this filing to Davina K. Kaile at (650) 233-4564 or the undersigned at (650) 233-4523.

Very truly yours,

/s/ Noelle Matteson

Noelle Matteson

cc:	Craig H. Barratt

Jack R. Lazar

Allison Leopold Tilley, Esq.

Davina K. Kaile, Esq.